Deferred Tax	12 Months Ended
Dec. 31, 2025
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Deferred Tax

Note 24: Deferred Tax

The movements of deferred tax assets and liabilities are shown below:

Deferred tax liabilities (millions of U.S. dollars)	Goodwill and Other Identifiable Intangible Assets	Equity Method Investments	Other	Total
December 31, 2023	507	302	151	960
Acquisitions	10	-	59	69
Benefit to income statement - continuing operations	(1)	(258)	(58)	(317)
Expense to other comprehensive income	-	-	2	2
Translation and other, net	-	-	(17)	(17)
December 31, 2024	516	44	137	697
Acquisitions	5	4	69	78
Expense (benefit) to income statement - continuing operations	1	(5)	48	44
Expense to other comprehensive income	-	-	5	5
Translation and other, net	(13)	(1)	17	3
December 31, 2025	509	42	276	827

Deferred tax assets (millions of U.S. dollars)	Tax Losses and Other Attributes	Goodwill and Other Identifiable Intangible Assets	Employee Benefits and Compensation	Other	Total
December 31, 2023	190	980	177	164	1,511
Acquisitions	18	-	-	1	19
Benefit (expense) to income statement - continuing operations	323	(113)	5	108	323
Expense to other comprehensive income	-	-	(5)	(1)	(6)
Expense to equity	-	-	(4)	-	(4)
Translation and other, net	(8)	(2)	-	(1)	(11)
December 31, 2024	523	865	173	271	1,832
Acquisitions	12	(1)	-	4	15
Benefit (expense) to income statement - continuing operations	82	(34)	7	(71)	(16)
Expense to other comprehensive income	-	-	(20)	1	(19)
Expense to equity	-	-	(11)	-	(11)
Translation and other, net	9	2	3	(9)	5
December 31, 2025	626	832	152	196	1,806
Net deferred tax asset as of December 31, 2024					1,135
Net deferred tax asset as of December 31, 2025					979

In 2024, the Company recognized $468 million of deferred tax assets relating to tax legislation enacted in Canada. The legislation reduced the Company’s ability to deduct interest expense against its Canadian taxable income, thereby increasing Canadian taxable profits such that the Company expects to utilize tax loss carryforwards and other tax attributes. The Company’s Canadian affiliates incurred losses in preceding periods. The Company recalculated these prior year results as if the newly enacted legislation was in place. The Company concluded that its Canadian affiliates would have been profitable for tax purposes and will continue to be profitable based on the legislation. This profitability supports the recognition of the deferred tax asset.

The estimated recovery period for the deferred tax balances, which is based on the classification of the underlying items in the consolidated statement of financial position, is shown below:

	December 31,
(millions of U.S. dollars)	2025	2024
Deferred tax liabilities
Deferred tax liabilities to be recovered after more than 12 months	812	690
Deferred tax liabilities to be recovered within 12 months	15	7
Total deferred tax liabilities	827	697
Deferred tax assets
Deferred tax assets to be recovered after more than 12 months	1,723	1,744
Deferred tax assets to be recovered within 12 months	83	88
Total deferred tax assets	1,806	1,832
Net deferred tax asset	979	1,135

Deferred tax assets are recognized to the extent that the realization of the related tax benefit through future taxable profits and the resolution of uncertain tax positions is probable. The ability to realize these deferred tax benefits is dependent on a number of factors, including the future profitability of operations and the resolution of tax audits in the jurisdictions in which the deferred tax assets arose.

As of December 31, 2025, the following summarizes the Company’s tax losses, certain deductible temporary differences and other tax attributes:

(millions of U.S. dollars)	Carry Forward Loss/ Tax Attributes	Tax Value	Unrecognized Deferred Tax Assets	Net Deferred Tax Assets
Canadian net operating losses	1,799	477	(141)	336
Net operating losses - other jurisdictions	1,784	427	(289)	138
Capital losses	552	139	(112)	27
Investment in subsidiaries	365	90	(90)	-
Other deductible temporary differences	542	143	(20)	123
U.S. state net operating losses(1)	-	4	(2)	2
Total	5,042	1,280	(654)	626

(1)
The aggregation of U.S. state net operating losses is not meaningful due to differing combination and apportionment rules in various states.

If not utilized, most of the Canadian tax losses carried forward will expire between 2029 and 2045. Approximately $900 million of the tax losses carried forward in other jurisdictions expire between 2034 and 2041, and the remainder may be carried forward indefinitely.

No deferred tax is recognized on the temporary differences associated with investments in subsidiaries and equity method investments to the extent that the Company can control the timing and reversal of such differences, or the reversal would not create a tax liability. These temporary differences are primarily attributable to the undistributed earnings of non-Canadian subsidiaries, which were $9.7 billion as of December 31, 2025 (2024 - $12.7 billion).